Post Balance Sheet Events (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Ordinary shares outstanding	99,191,082	4,923,828	4,941,793	4,027,345	2,142,000
Pre Split [Member]
IfrsStatementLineItems [Line Items]
Weighted average number of shares outstanding - basic and diluted			98,835,849
Ordinary shares outstanding			108,342,738
Outstanding employee share options over ordinary shares			2,891,875
Outstanding DARA options over ordinary shares			2,822
Outstanding warrants over ordinary shares			17,221,973
Post Split [Member]
IfrsStatementLineItems [Line Items]
Weighted average number of shares outstanding - basic and diluted			4,941,793
Ordinary shares outstanding			5,417,137
Outstanding employee share options over ordinary shares			144,590
Outstanding DARA options over ordinary shares			138
Outstanding warrants over ordinary shares			861,075